Advances to Vendors, Net (Tables)	6 Months Ended
Mar. 31, 2026
Advances to Vendors, Net [Abstract]
Schedule of Advances to Vendors

Advances to vendors consisted of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)
Prepayments for virtual technology services	$13,499,833	$10,865,623
Prepayments for digital assets development	1,168,353	3,513,144
Subtotal	$14,668,186	14,378,767
Less: allowance for doubtful accounts	(4,277,867)	(3,913,989)
Total advances to vendors, net	$10,390,319	10,464,778
Less: advances to vendors – noncurrent	266,498	258,224
Advances to vendors – current	$10,123,821	$10,206,554

Schedule of Doubtful Accounts

The movement of allowance of doubtful accounts is as follows:

	For the six months ended March 31, 2026	For the year ended September 30, 2025
	(Unaudited)
Balance at beginning of the period	$3,913,989	$1,047,306
Addition	234,801	2,844,244
Foreign exchange translation	129,077	(22,439)
Balance at end of the period	$4,277,867	$3,913,989